Prospectus
July 20, 2015
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured
May Lose Value
No Bank Guarantee

Fund Summary Information
Federated Government Reserves Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class F Shares (F) of the Fund.
Shareholder Fees (Fees paid directly from your investment)	A	B	C	F
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	0.45%	0.75%	0.75%	0.45%
Other Expenses[1]	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.00%	1.30%	1.30%	1.00%
Fee Waivers and/or Expense Reimbursements[2]	0.13%	0.03%	0.03%	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%	1.27%	1.27%	0.87%
1	Because the Fund's Class A, B, C and F shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and F classes (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$102	$318	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225
B:
Expenses assuming redemption	$682	$812	$913	$1,485
Expenses assuming no redemption	$132	$412	$713	$1,485
C:
Expenses assuming redemption	$232	$412	$713	$1,568
Expenses assuming no redemption	$132	$412	$713	$1,568
F:
Expenses assuming redemption	$202	$418	$552	$1,225
Expenses assuming no redemption	$102	$318	$552	$1,225

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.
Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that are issued by entities whose activies are sponsored by the federal government, but that have no explicit financial support. The Fund may also hold cash.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Class P Shares (P), offered by Federated Government Reserves Fund. The P shares are not offered in this Prospectus for the Fund's A, B, C and F classes. The total returns for the P class are disclosed below because the A, B, C and F Shares will not commence operations until on or about July 20, 2015. The total returns for the A, B, C and F class shares would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the A and F class will be lower than those of the P class, and the expenses of the B and C class will be higher than those of the P class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.

The Fund's P class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's P class highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents the Fund's P class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.00%
Start of Performance (2/25/2005)	1.21%
The Fund's P class 7-Day Net Yield as of December 31, 2014, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum investment amount for the Fund's Shares is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange (NYSE) is open. The Fund's A class may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. The Fund's A class, B class, C class or F class may be redeemed and/or exchanged through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Tax Information
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
■	current U.S. economic activity and the economic outlook;
■	current short-term interest rates;
■	the Federal Reserve Board's policies regarding short-term interest rates; and
■	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens the portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.

TEMPORARY CASH POSITIONS
The Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund principally invests:
U.S. Treasury Securities (A Fixed-Income Security)
U.S. Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Ginnie Mae, are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Freddie Mac and Fannie Mae in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
Callable Securities (A Fixed-Income Security)
Certain U.S. Treasury or government securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
INTEREST RATE RISK
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
ISSUER CREDIT RISK
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's, that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its NAV and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
Call Risk
Call risk is the possibility that an issuer may redeem a U.S. Treasury or government security before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a U.S. Treasury or government security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
Risk Related to the Economy
The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests based on negative developments in the U.S. and global economies. Economic, political and financial conditions may, from time to time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other factors which could negatively impact the Fund's performance.
Regulatory Reform Risk
Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange A Shares any day the New York Stock Exchange (NYSE) is open (a Regular Business Day). The Fund's B, C and F Shares are not available for direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated Fund. You may also be able to purchase A Shares and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a Special Trading Day). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular

Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
SALES CHARGE INFORMATION
The following table summarizes the minimum investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge	Contingent Deferred Sales Charge[2]
A	$1,500/$100	None	None
B	$1,500/$100	None	5.50%
C	$1,500/$100	None	1.00%
F	$1,500/$100	None	1.00%
1	The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans; however, such accounts remain subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.
After B Shares have been held for eight years from the date of purchase, they will automatically convert to A Shares. This conversion is a non-taxable event.
2	See “Sales Charge When You Redeem.”
You should consider that A Shares do not have front-end or deferred sales charges and that the expense ratio for A Shares will be lower than that for B Shares. On the other hand, a contingent deferred sales charge (CDSC) is imposed on the redemption of B Shares. Thus, A Shares will normally be preferable to B Shares except when B Shares are acquired through an exchange for B Shares of another Federated fund. While no CDSC will be charged when B Shares of another Federated fund are exchanged for B Shares of the Fund, a CDSC may be payable if B Shares are redeemed or exchanged to purchase A Shares of the Fund.
PURCHASE RESTRICTIONS ON B, c and F shares
Class B, C and F Shares are not available for direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment amount of the qualifying fund and both accounts must have identical registrations.
sales charge when you redeem
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shares otherwise subject to a CDSC will not be charged a CDSC at the time of an exchange; however, the CDSC will continue to be measured from the date of your original purchase. The CDSC schedule applicable to your original purchase will continue to apply to the shares you receive in an exchange.
To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
■	Shares that are not subject to a CDSC; and
■	Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

B:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More		0.00%
C:
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.
F:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 million but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%
Your redemption may qualify for a waiver of the CDSC. The CDSC waivers offered by the Fund are listed below. In order to receive a waiver of the CDSC, you must inform your financial intermediary or the Transfer Agent at the time of each redemption that your investment is eligible for a waiver. It is possible that your financial intermediary may not, in accordance with its policies, procedures and system limitations, be able to ensure your receipt of one or more of these waiver categories. In this situation, you would need to invest directly through the Fund's Transfer Agent in order to take advantage of the waiver. If you do not let your financial intermediary or the Transfer Agent know that your redemption is eligible for a CDSC waiver at the time of redemption, you may not receive the waiver to which you may otherwise be entitled.
Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:
■	following the death of the last surviving shareholder on the account or the post-purchase disability of all registered shareholders, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
■	representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1⁄2;
■	purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
■	purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
■	purchased through a program offered by a Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement, or other fee-based program offered by the Financial Intermediary) and where the Financial Intermediary has agreed with the Distributor not to receive an advance commission on purchases under such program;
■	purchased with reinvested dividends or capital gains;
■	redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
■	purchased pursuant to the exchange privilege, if the Shares were held for the applicable CDSC holding period (the holding period on the Shares purchased in the exchange will include the holding period of the Shares sold in the exchange);
B Shares Only
■	which are qualifying redemptions of the B Shares under a Systematic Withdrawal Program; or
F Shares Only
■	representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an IRA, individual 401(k) or custodial account following retirement.

How is the Fund Sold?
The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class P Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to individuals directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund's Distributor, Federated Securities Corp., markets the Class P Shares to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through financial intermediaries. Class P Shares of the Fund are available primarily through investment firms that clear through Pershing LLC.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:
B:
Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	Up to 5.50%

C:
Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	1.00%
F:
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
Less than $2 million	1.00%
$2 million but less than $5 million	0.50%
$5 million or greater	0.25%
RULE 12b-1 FEES
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.45% for A and F Shares and 0.75% for B and C Shares to the Distributor for the sale, distribution, administration and customer servicing of the Fund's A Shares, B Shares, C Shares and F Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of B and C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 Fees and contingent deferred sales loads for the B and C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees on that same account.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase A Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you will automatically receive A Shares.
The Fund's B, C and F Shares are not available by direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment amount of the qualifying fund and both accounts must have identical registrations. For information on how to purchase B, C or F Shares of the Fund by exchanging shares of the same class of another Federated fund, please see the “How to Redeem and Exchange Shares” section of the other Federated fund's prospectus.
THROUGH A FINANCIAL INTERMEDIARY (A Shares)
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND (a Shares)
By Telephone
You may purchase A Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE (A, B, C and F SHARES)
You may purchase A, B, C and F Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP) (A SHARES)
Once you have opened an account, you may automatically purchase additional A Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH) (A SHARES)
Once you have opened an account, you may purchase additional A Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
RETIREMENT INVESTMENTS (A Shares)
You may purchase A Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Redemption In-Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or

■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.
REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction.
The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Systematic Withdrawal Program (SWP) on B Shares
You will not be charged a CDSC on SWP redemptions if:
■	you redeem 12% or less of your account value in a single year;
■	you reinvest all dividends and capital gains distributions;
■	your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple B Share accounts to meet this minimum balance.); and
■	for all B Share accounts established on or after August 2, 2010, the minimum SWP redemption amount is $50 per transaction, per fund, including transactions that qualify for a CDSC waiver as outlined in this Prospectus.
You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund does not issue share certificates.
Possible Sales Charge on A Share Exchanges
You may incur a sales charge if you exchange A Shares of the Fund for shares of the same class of another Federated fund and you have not previously paid the sales charge applicable to that class of shares. If you acquired your A Shares of the Fund through exchange from the same share class of another Federated fund and you paid the sales charge when you purchased your shares of the other fund, you will not be charged a sales charge on any future exchange. However, if your A Shares of the Fund were acquired by purchase, rather than through an exchange, you will not have previously paid the sales charge and may have to pay the sales charge when exchanging to another Federated fund.
In determining whether you will incur a sales charge on an exchange to another Federated fund, Shares that are not subject to a sales charge will be deemed to have been exchanged first. You will also not incur a sales charge on an exchange to another Federated fund if your exchange would not have been subject to a sales charge if treated as a purchase of shares of the other Federated fund. For information on the sales charges applicable to purchases of A Shares of another Federated fund, please refer to that fund's Prospectus.
CHECKWRITING (A Shares Only)
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD (A Shares Only)
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions and dividends paid by the Fund.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
From time to time, the Fund may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
Important information regarding the Fund's distributions, including the percentage of the Fund's distributions that are attributable to capital gains during the calendar year (if any), is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $1,500 or in the case of IRAs $250. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings as of the end of each month, as well as the Fund's DWAM and WAL, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after the end of the month and remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio, identification of the Fund's top 10 issue exposures, and percentage breakdowns of the portfolio by credit quality tier effective maturity range and type of security.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $362.9 billion in assets as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions.

The Adviser advises approximately 98 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended July 31 and January 31, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years.
The Fund's fiscal year end is July 31. As the Fund's Class A, B, C and F Shares first fiscal year will end on July 31, 2015, audited financial information for the Fund's Class A, B, C and F Shares is not available as of the date of this Prospectus.
The Financial Highlights information shown below is for the Fund's P class and is for illustrative purposes only. Please note, however, that the P class is subject to different fees and expenses than the A, B, C and F classes, and therefore, the financial performance of these share classes is expected to differ accordingly. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
.

Financial Highlights–Class P Shares
{For a Share Outstanding Throughout Each Period)
Year Ended July 31,	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.18%	0.17%	0.21%	0.27%[4]
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Expense waiver/reimbursement[5]	1.20%	1.12%	1.12%	1.09%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,135,915	$12,026,528	$11,201,045	$10,917,384	$10,934,937
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10% and 0.27% for the years ended July 31, 2014 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2014, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED GOVERNMENT RESERVES FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.00%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.00	$10,400.00
2	$10,400.00	$520.00	$10,920.00	$106.08	$10,816.00
3	$10,816.00	$540.80	$11,356.80	$110.32	$11,248.64
4	$11,248.64	$562.43	$11,811.07	$114.74	$11,698.59
5	$11,698.59	$584.93	$12,283.52	$119.33	$12,166.53
6	$12,166.53	$608.33	$12,774.86	$124.10	$12,653.19
7	$12,653.19	$632.66	$13,285.85	$129.06	$13,159.32
8	$13,159.32	$657.97	$13,817.29	$134.23	$13,685.69
9	$13,685.69	$684.28	$14,369.97	$139.59	$14,233.12
10	$14,233.12	$711.66	$14,944.78	$145.18	$14,802.44
Cumulative		$6,003.06		$1,224.63

FEDERATED GOVERNMENT RESERVES FUND - B CLASS
ANNUAL EXPENSE RATIO: 1.30%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$132.41	$10,370.00
2	$10,370.00	$518.50	$10,888.50	$137.30	$10,753.69
3	$10,753.69	$537.68	$11,291.37	$142.38	$11,151.58
4	$11,151.58	$557.58	$11,709.16	$147.65	$11,564.19
5	$11,564.19	$578.21	$12,142.40	$153.12	$11,992.07
6	$11,992.07	$599.60	$12,591.67	$158.78	$12,435.78
7	$12,435.78	$621.79	$13,057.57	$164.66	$12,895.90
8	$12,895.90	$644.80	$13,540.70	$170.75	$13,373.05
Converts from Class B to Class A				Annual Expense Ratio: 1.00%
9	$13,373.05	$668.65	$14,041.70	$136.41	$13,907.97
10	$13,907.97	$695.40	$14,603.37	$141.86	$14,464.29
Cumulative		$5,922.21		$1,485.32

FEDERATED GOVERNMENT RESERVES FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.30%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$132.41	$10,370.00
2	$10,370.00	$518.50	$10,888.50	$137.30	$10,753.69
3	$10,753.69	$537.68	$11,291.37	$142.38	$11,151.58
4	$11,151.58	$557.58	$11,709.16	$147.65	$11,564.19
5	$11,564.19	$578.21	$12,142.40	$153.12	$11,992.07
6	$11,992.07	$599.60	$12,591.67	$158.78	$12,435.78
7	$12,435.78	$621.79	$13,057.57	$164.66	$12,895.90
8	$12,895.90	$644.80	$13,540.70	$170.75	$13,373.05
9	$13,373.05	$668.65	$14,041.70	$177.07	$13,867.85
10	$13,867.85	$693.39	$14,561.24	$183.62	$14,380.96
Cumulative		$5,920.20		$1,567.74

FEDERATED GOVERNMENT RESERVES FUND - F CLASS
ANNUAL EXPENSE RATIO: 1.00%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.00	$10,400.00
2	$10,400.00	$520.00	$10,920.00	$106.08	$10,816.00
3	$10,816.00	$540.80	$11,356.80	$110.32	$11,248.64
4	$11,248.64	$562.43	$11,811.07	$114.74	$11,698.59
5	$11,698.59	$584.93	$12,283.52	$119.33	$12,166.53
6	$12,166.53	$608.33	$12,774.86	$124.10	$12,653.19
7	$12,653.19	$632.66	$13,285.85	$129.06	$13,159.32
8	$13,159.32	$657.97	$13,817.29	$134.23	$13,685.69
9	$13,685.69	$684.28	$14,369.97	$139.59	$14,233.12
10	$14,233.12	$711.66	$14,944.78	$145.18	$14,802.44
Cumulative		$6,003.06		$1,224.63

An SAI dated July 20, 2015, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
Q452582 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Prospectus
July 20, 2015
Share Class	Ticker
Automated	GOAXX
Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured
May Lose Value
No Bank Guarantee

Fund Summary Information
Federated Government Obligations Tax-Managed Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Automated Shares (AS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	AS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses[1]	0.44%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and/or Expense Reimbursements[2]	0.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%
1	Because the Fund's Automated Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.55% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798
1

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.
Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government. Finally, the Fund may invest in government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support, including the Farm Credit System. The Fund may also hold cash.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many
2

of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Institutional Shares (IS), offered by Federated Government Obligations Tax-Managed Fund. The IS shares are not offered in this Prospectus for the Fund's AS class. The total returns for the IS class are disclosed below because the AS Shares will not commence operations until on or about July 20, 2015. The total returns for the AS class would have been substantially similar to the annual returns for the IS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the two classes do not have the same expenses. It is anticipated that the expenses of the AS class will be higher than those of the IS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund's IS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.28% (quarter ended September 30, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.56%
The Fund's IS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
3

Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's Automated class is generally $25,000 and there is no minimum subsequent investment amount. The minimum initial and subsequent amounts for Individual Retirement Accounts (IRAs) are $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Tax Information
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax. Accordingly, the Fund will not engage in repurchase agreement transactions, or invest in government securities that pay interest subject to state personal income tax, including those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, or the Government National Mortgage Association. The Fund may also hold cash.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
■	current U.S. economic activity and the economic outlook;
■	current short-term interest rates;
■	the Federal Reserve Board's policies regarding short-term interest rates; and
■	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens the portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
Temporary Cash Positions
The Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective.
4

What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund principally invests.
U.S. Treasury Securities (A Fixed-Income Security)
U.S. Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and Tennessee Valley Authority in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
Callable Securities (A Fixed-Income Security)
Certain U.S. Treasury or government securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
INTEREST RATE RISK
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
ISSUER CREDIT RISK
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
5

Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's, that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its NAV and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Call Risk
Call risk is the possibility that an issuer may redeem a U.S. Treasury or government security before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a U.S. Treasury or government security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Risk Associated with Investing Share Purchase Proceeds
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
6

Risk Related to the Economy
The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests based on negative developments in the U.S. and global economies. Economic, political and financial conditions may, from time to time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other factors which could negatively impact the Fund's performance.
Regulatory Reform Risk
Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund offers three Share classes: Institutional Shares, Service Shares and Automated Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Automated Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
7

SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
The minimum initial investment for Fund Shares is generally $25,000. There is no minimum subsequent investment amount.
An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively.
8

THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
9

By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and R class. You must meet the minimum initial investment requirement for purchasing Shares (if applicable), and both accounts must have identical registrations.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 2:00 p.m. Eastern time and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after 2:00 p.m. Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
10

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Redemption In-Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
11

■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and R class. To do this, you must:
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
12

Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions and dividends paid by the Fund.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
From time to time, the Fund may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
Important information regarding the Fund's distributions, including the percentage of the Fund's distributions that are attributable to capital gains during the calendar year (if any), is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $500,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
13

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings as of the end of each month, as well as the Fund's DWAM and WAL, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after the end of the month and remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the Fund's percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $362.9 billion in assets as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions.
The Adviser advises approximately 98 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended July 31 and January 31, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years.
The Fund's fiscal year end is July 31. As the Fund's Class AS Shares first fiscal year will end on July 31, 2015, audited financial information for the Fund's Class AS Shares is not available as of the date of this Prospectus.
The Financial Highlights information shown below is for the Fund's IS class and is for illustrative purposes only. Please note, however, that the IS class is subject to different fees and expenses than the AS class, and therefore, the financial performance of these two share classes is expected to differ accordingly. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
14

This information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.13%[3]	0.10%[3]	0.17%[3]	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[4]	0.21%	0.16%	0.19%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,849,186	$3,132,447	$4,442,693	$4,621,767	$5,440,448
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2014, which can be obtained free of charge.
16

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND - AS CLASS
ANNUAL EXPENSE RATIO: 0.64%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$65.40	$10,436.00
2	$10,436.00	$521.80	$10,957.80	$68.25	$10,891.01
3	$10,891.01	$544.55	$11,435.56	$71.22	$11,365.86
4	$11,365.86	$568.29	$11,934.15	$74.33	$11,861.41
5	$11,861.41	$593.07	$12,454.48	$77.57	$12,378.57
6	$12,378.57	$618.93	$12,997.50	$80.95	$12,918.28
7	$12,918.28	$645.91	$13,564.19	$84.48	$13,481.52
8	$13,481.52	$674.08	$14,155.60	$88.16	$14,069.31
9	$14,069.31	$703.47	$14,772.78	$92.01	$14,682.73
10	$14,682.73	$734.14	$15,416.87	$96.02	$15,322.90
Cumulative		$6,104.24		$798.39
17

An SAI dated July 20, 2015, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919494
Q452578 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Statement of Additional Information
July 20, 2015
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452587 (7/15)
Federated is a registered trademark
of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Government Reserves Fund (“Fund”), dated July 20, 2015.
This SAI incorporates by reference the Fund's Annual Report and Semi-Annual Report. Obtain the Prospectus, the Annual Report or the Semi-Annual Report without charge by calling 1-800-341-7400.

Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
4	Investment Objective and Investment Limitations
6	What Do Shares Cost?
6	How is the Fund Sold?
9	Purchases In-Kind
9	Subaccounting Services
9	Redemption In-Kind
9	Massachusetts Partnership Law
9	Account and Share Information
10	Tax Information
10	Who Manages and Provides Services to the Fund?
19	Financial Information
20	Addresses
21	Appendix

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established as portfolio of the Trust on December 31, 2004.
The Board of Trustees (“Board”) has established five classes of shares of the Fund known as Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Class P Shares (P) (“Shares”). The Fund's original shares were redesignated as Class P Shares (P) on July 20, 2015. This SAI relates to A, B, C and F Shares.
The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Tennessee Valley Authority in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
1

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization, or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Zero-Coupon Securities (A Fixed-Income Security)
Certain U.S. Treasury or government securities in which the Fund invests are zero-coupon securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.
Government Mortgage-Backed Securities (A Fixed-Income Security)
A government MBS is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of government MBS, the ownership interest is issued by a trust and represents participation interests in pools of adjustable and fixed-rate mortgage loans. Government MBS are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities). Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most government MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.
Investments in government MBS expose the Fund to interest rate, prepayment and credit risks.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.
Credit Enhancement
The Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which an entity agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the entity providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
The Fund will only invest in securities with credit enhancement if the entity providing the credit enhancement is the U.S. government or an agency or instrumentality of the U.S. government.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.
2

Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.
Asset Segregation
In order to secure its obligations in connection with special transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
3

Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
liquidity Risk
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Prepayment Risk
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on government mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding government mortgage-backed securities.
For example, when interest rates decline, the values of government mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on government mortgage-backed securities.
Conversely, when interest rates rise, the values of government mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of government mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
Generally, government mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a government mortgage-backed security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”). An increase in the spread will cause the price of the government mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
Investment Objective and Investment Limitations
Fundamental investment objective
The investment objective of the Fund is to provide current income consistent with the stability of principal and liquidity. This investment objective cannot be changed by the Fund's Board without shareholder approval.
4

INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any other issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
5

Additional Information
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Non-Fundamental Names Rule Policy
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan A, B, C and F Shares
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of
6

implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
In addition, in connection with the sale of Class B Shares and Class C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads from the Class B Shares and Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
7

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2014, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2014, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
Academy Securities, Inc.
ADP Broker-Dealer, Inc.
Amegy Investments Inc.
Ameriprise Financial Services Inc.
AssetMark Trust Company
B.C. Ziegler And Company
Banc of America Investment Services, Inc.
Barclays Capital Inc.
BMO Harris Financial Advisors, Inc.
BNP Paribas Securities Corporation
Broadridge Business Process Outsourcing, LLC
Capital One Investing, LLC
Capital Research and Management Company
CCO Investment Services Corp.
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
COR Clearing LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fifth Third Securities, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
FSC Securities Corporation
Goldman, Sachs, & Company
GWFS Equities, Inc.
Hand Securities, Inc.
Hartford Securities Distribution Company Inc.
HefrenTillotson, Inc.
ING INVESTMENT ADVISORS, LLC
Institutional Cash Distributors, LLC
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
JPMorgan Securities LLC
Janney Montgomery Scott LLC
Jefferies, LLC
KeyBanc Capital Markets, Inc.
Legend Equities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mesirow Financial, Inc.
Mizuho Securities USA Inc.
MML Investors Services, Inc.
Morgan Stanley Smith Barney LLC
Multi-Bank Securities
National Financial Services LLC
Nationwide Investment Services Corporation
NYLIFE Distributors LLC
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Princor Financial Services Corporation
Prudential Insurance Company of America The
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc
Safdie Investment Services Corp.
Security Distributors Inc.
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
8

Stifel, Nicolaus & Company, Incorporated
SunGard Brokerage & Securities Services, LLC
Suntrust Robinson Humphrey, Inc.
Symphonic Securities, LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
Transamerica Financial Advisors, Inc.
Treasury Curve, LLC
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
Vanguard Marketing Corporation
Vision Financial Markets, LLC
Voya Financial Partners, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Account and Share Information
Voting Rights
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.
9

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
As of July 1, 2015, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares: Pershing LLC, Jersey City, NJ, owned approximately 11,575,879,552 Shares (99.77%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Pershing LLC is organized in the state of Delaware as a foreign LLC and is a subsidiary of the Bank of New York Company, organized in the state of New York.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of July 1, 2015, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
10

interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.	$0	$0
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.	$0	$0
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$6.299.66	$225,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.	$6,299.66	$247,500
11

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; Retired.
Other Directorships Held: None.
	Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.	$10,909.56	$310,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: None.
	Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).	$8,710.04	$247,500
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$8,710.04	$247,500
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$6,299.66	$225,000
12

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$8,908.00	$262,812.50
OFFICERS**
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Complex. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
13

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since December 2004. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
**	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue Peter E. Madden John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins Maureen Lally-Green Thomas M. O'Neill John S. Walsh	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Six
Nominating	John T. Collins Maureen Lally-Green Peter E. Madden Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	Two
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
14

On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2014
Interested Board Member Name	Dollar Range of Shares Owned in Federated Government Reserves Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	Over $100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities.
15

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; and/or (d) is the chair of the nominating committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; and/or (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers. In addition, the Adviser will vote for proposals to: require a company's audit committee to be comprised entirely of independent directors; declassify the board of directors; require a majority voting standard in the election of directors; eliminate supermajority requirements in a company's bylaws; grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; require independent tabulation of proxies and/or confidential voting by shareholders; ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the terms, conditions and anticipated results of the proposed transaction. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their respective proposed business strategies. When the company's board, or another party involved in a proposed transaction or change in the board, submits proposals for the purpose of facilitating or impeding such transaction or change, the Adviser will cast its proxies based on its evaluation of the proposed transaction or change to the board. In these circumstances, the Adviser may vote in a manner contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.
The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
Proxy Voting Procedures
The Adviser has established the Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting service with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote
16

contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (including shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the proxy voting service shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to the proxy voting service.
The Proxy Committee has created the Proxy Voting Management Group (PVMG) to assist it in carrying out the day-to-day operations related to proxy voting. The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, but is not limited to: interacting with the proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary, on case-by-case items referred to the Proxy Committee by the proxy voting service; bringing requests to the Proxy Committee from the Adviser's investment professionals for voting contrary to the Standard Voting Instructions; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent or the subject of a proxy vote and which to the knowledge of the Proxy Committee has a significant business relationship with the Adviser, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy voting. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will exercise its voting discretion. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
If the Adviser's client owns shares of an investment company for which the Adviser (or an affiliate) is the investment adviser, the Proxy Committee will vote the client's proxies for that investment company in the same proportion as the votes cast by shareholders who are not clients of the Adviser, unless otherwise directed by the client (or in the case of an investment company, its board of directors or trustees).
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which an investment company client owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
17

Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings as of the end of each month, as well as the Fund's DWAM and WAL, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after the end of the month and remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio, identification of the Fund's top 10 issue exposures, and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
18

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion
Custodian
The Bank of New York Mellon, New York, New York, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31	2014	2013	2012
Advisory Fee Earned	$35,101,009	$34,759,761	$34,724,835
Advisory Fee Waived	$35,041,009	$34,432,632	$34,724,835
Net Administrative Fee	$9,139,833	$9,023,463	$8,808,533
Net 12b-1 Fee	$0	$0	$0
Net Shareholder Services Fee	$0	$0	$0
Financial Information
The Financial Statements for the Fund for the fiscal year ended July 31, 2014, are incorporated herein by reference to the Annual Report to Shareholders of Federated Government Reserves Fund dated July 31, 2014 and to the Semi-Annual Report to Shareholders dated January 31, 2015.
19

Addresses
Federated Government Reserves Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
20

Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
The Bank of New York Mellon
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
RR Donnelley & Sons Company
Proxy Voting Administrator
Glass Lewis & Co.
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
ByAllAccounts, Inc.
Citibank, N.A.
Informa Investment Solutions, Inc.
Investortools, Inc.
Morningstar, Inc.
MSCI Inc.
SmartStream Technologies, Ltd.
SunGard Data Systems Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
21
Statement of Additional Information
July 20, 2015
Share Class	Ticker
Automated	GOAXX
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452580 (7/15)
Federated is a registered trademark
of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Government Obligations Tax-Managed Fund Automated Shares (“Fund”), dated July 20, 2015.
This SAI incorporates by reference the Fund's Annual Report and Semi-Annual Report. Obtain the Prospectus, the Annual Report or the Semi-Annual Report without charge by calling 1-800-341-7400.

Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
2	Investment Risks
3	Investment Objective and Investment Limitations
4	What Do Shares Cost?
5	How is the Fund Sold?
7	Purchases In-Kind
7	Subaccounting Services
7	Redemption In-Kind
7	Massachusetts Partnership Law
7	Account and Share Information
8	Tax Information
8	Who Manages and Provides Services to the Fund?
17	Financial Information
18	Addresses
19	Appendix

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Government Obligations Tax-Managed Fund to Federated Government Obligations Tax-Managed Fund on June 30, 2010.
The Board of Trustees (“Board”) has established three classes of shares of the Fund, known as Institutional Shares, Service Shares and Automated Shares (“Shares”). This SAI relates to the Automated Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Zero-Coupon Securities
Certain U.S. Treasury or government securities in which the Fund invests are zero-coupon securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
1

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.
Asset Segregation
In order to secure its obligations in connection with special transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Liquidity Risk
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
COUNTERPARTY CREDIT RISK
A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
CYBER SECURITY RISK
Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A
2

cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective and Investment Limitations
Fundamental Investment Objective
The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. This investment objective may not be changed by the Fund's Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
3

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Additional Information
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Non-Fundamental Names Rule Policy
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and
4

the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's Institutional Shares, the Institutional Shares of the Fund currently do not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Institutional Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Institutional Shares of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
5

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2014, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2014, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
Academy Securities, Inc.
ADP Broker-Dealer, Inc.
Amegy Investments Inc.
Ameriprise Financial Services Inc.
AssetMark Trust Company
B.C. Ziegler And Company
Banc of America Investment Services, Inc.
Barclays Capital Inc.
BMO Harris Financial Advisors, Inc.
BNP Paribas Securities Corporation
Broadridge Business Process Outsourcing, LLC
Capital One Investing, LLC
Capital Research and Management Company
CCO Investment Services Corp.
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
COR Clearing LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fifth Third Securities, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
FSC Securities Corporation
Goldman, Sachs, & Company
GWFS Equities, Inc.
Hand Securities, Inc.
Hartford Securities Distribution Company Inc.
HefrenTillotson, Inc.
ING INVESTMENT ADVISORS, LLC
Institutional Cash Distributors, LLC
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
JPMorgan Securities LLC
Janney Montgomery Scott LLC
Jefferies, LLC
KeyBanc Capital Markets, Inc.
Legend Equities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mesirow Financial, Inc.
Mizuho Securities USA Inc.
MML Investors Services, Inc.
Morgan Stanley Smith Barney LLC
Multi-Bank Securities
National Financial Services LLC
Nationwide Investment Services Corporation
NYLIFE Distributors LLC
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Princor Financial Services Corporation
Prudential Insurance Company of America The
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc
Safdie Investment Services Corp.
Security Distributors Inc.
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
6

Stifel, Nicolaus & Company, Incorporated
SunGard Brokerage & Securities Services, LLC
Suntrust Robinson Humphrey, Inc.
Symphonic Securities, LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
Transamerica Financial Advisors, Inc.
Treasury Curve, LLC
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
Vanguard Marketing Corporation
Vision Financial Markets, LLC
Voya Financial Partners, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Account and Share Information
Voting Rights
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.
7

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
As of July 2, 2015 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Merrill, Lynch, Pierce, Fenner & Smith Inc., Charlotte, NC, owned approximately 480,004,398 shares (18.90%); Hare & Co., East Syracuse, NY, owned approximately 208,174,229 shares (8.19%); Wheeler & Co., Boston, MA, owned approximately 157,223,681 Shares (6.19%); Wells Fargo Securities, LLC, Charlotte, NC, owned approximately 139,144,267 Shares (5.48%); and SEI Private Trust Company, Oaks, PA, owned approximately 132,326,409 shares (5.21%).
As of July 2, 2015, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Service Shares: Bancfirst, Oklahoma City, OK, owned approximately 995,973,150 shares (37.38%); Fireco, Oklahoma City, OK, owned approximately 372,124,063 shares (13.96%); Hare & Co., East Syracuse, NY, owned approximately 265297,585 shares (9.95%); and Cambridge Trust Co., Cambridge, MA, owned approximately 251,308,231 shares (9.43%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Bancfirst is organized in the state of Oklahoma.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of July 2, 2015, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
8

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.	$0	$0
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.	$0	$0
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$2,998.54	$225,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.	$4,346.39	$247,500
9

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; Retired.
Other Directorships Held: None.
	Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.	$5,443.98	$310,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: None.
	Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).	$4,346.39	$247,500
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$4,346.39	$247,500
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$2,998.54	$225,000
10

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$4,445.17	$262,812.50
OFFICERS**
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Complex. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
11

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: May 1995	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
**	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue Peter E. Madden John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	Zero
Audit	John T. Collins Maureen Lally-Green Thomas M. O'Neill John S. Walsh	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Two
Nominating	John T. Collins Maureen Lally-Green Peter E. Madden Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
12

On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2014
Interested Board Member Name	Dollar Range of Shares Owned in Federated Government Obligations Tax-Managed Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	Over $100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities.
13

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; and/or (d) is the chair of the nominating committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; and/or (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers. In addition, the Adviser will vote for proposals to: require a company's audit committee to be comprised entirely of independent directors; declassify the board of directors; require a majority voting standard in the election of directors; eliminate supermajority requirements in a company's bylaws; grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; require independent tabulation of proxies and/or confidential voting by shareholders; ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the terms, conditions and anticipated results of the proposed transaction. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their respective proposed business strategies. When the company's board, or another party involved in a proposed transaction or change in the board, submits proposals for the purpose of facilitating or impeding such transaction or change, the Adviser will cast its proxies based on its evaluation of the proposed transaction or change to the board. In these circumstances, the Adviser may vote in a manner contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.
The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
Proxy Voting Procedures
The Adviser has established the Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting service with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote
14

contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (including shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the proxy voting service shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to the proxy voting service.
The Proxy Committee has created the Proxy Voting Management Group (PVMG) to assist it in carrying out the day-to-day operations related to proxy voting. The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, but is not limited to: interacting with the proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary, on case-by-case items referred to the Proxy Committee by the proxy voting service; bringing requests to the Proxy Committee from the Adviser's investment professionals for voting contrary to the Standard Voting Instructions; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent or the subject of a proxy vote and which to the knowledge of the Proxy Committee has a significant business relationship with the Adviser, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy voting. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will exercise its voting discretion. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
If the Adviser's client owns shares of an investment company for which the Adviser (or an affiliate) is the investment adviser, the Proxy Committee will vote the client's proxies for that investment company in the same proportion as the votes cast by shareholders who are not clients of the Adviser, unless otherwise directed by the client (or in the case of an investment company, its board of directors or trustees).
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which an investment company client owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
15

Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings as of the end of each month, as well as the Fund's DWAM and WAL, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after the end of the month and remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the Fund's percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
16

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion
Custodian
The Bank of New York Mellon, New York, New York, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, KPMG LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31	2014	2013	2012
Advisory Fee Earned	$10,735,468	$12,383,618	$13,419,385
Advisory Fee Waived	$10,734,141	$10,053,171	$12,287,281
Net Administrative Fee	$ 4,193,121	$ 4,820,993	$ 5,106,076
Net Shareholder Services Fee:
Institutional Shares	—	—	—
Service Shares	$0	$0	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended July 31, 2014, are incorporated herein by reference to the Annual Report to Shareholders of Federated Government Obligations Tax-Managed Fund dated July 31, 2014 and to the Semi-Annual Report to Shareholders dated January 31, 2015.
17

Addresses
Federated Government Obligations Tax-Managed Fund
AUTOMATED SHARES
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111
18

Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
The Bank of New York Mellon
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
RR Donnelley & Sons Company
Proxy Voting Administrator
Glass Lewis & Co.
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
ByAllAccounts, Inc.
Citibank, N.A.
Informa Investment Solutions, Inc.
Investortools, Inc.
Morningstar, Inc.
MSCI Inc.
SmartStream Technologies, Ltd.
SunGard Data Systems Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
19